Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following tables presents the changes to common shares during the years ended December 31, 2023 and 2022:

	Ownership by
Year ended December 31, 2023 (number of shares)	Public	Province	Total
Common shares - beginning	316,302,056	282,412,648	598,714,704
Common shares issued - LTIP[1]	74	—	74
Common shares issued - share grants[2]	362,289	—	362,289
Common shares - ending	316,664,419	282,412,648	599,077,067
	52.9%	47.1%	100%
1 In 2023, Hydro One issued 74 common shares from treasury in accordance with provisions of the LTIP.
2 In 2023, Hydro One issued 362,289 common shares from treasury in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.

	Ownership by
Year ended December 31, 2022 (number of shares)	Public	Province	Total
Common shares - beginning	315,804,901	282,412,648	598,217,549
Common shares issued - LTIP[1]	108,710	—	108,710
Common shares issued - share grants[2]	388,445	—	388,445
Common shares - ending	316,302,056	282,412,648	598,714,704
	52.8%	47.2%	100%
1 In 2022, Hydro One issued 108,710 common shares from treasury in accordance with provisions of the LTIP.
2 In 2022, Hydro One issued 388,445 common shares from treasury in accordance with provisions of the PWU and the Society Share Grant Plans.